Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000075469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.89%	(1.09%)		0.36%
C000075470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.08%	(1.31%)		(0.14%)
C000152123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000075471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000075469
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%	(0.54%)		0.64%
Without Sales Load [Member] | C000075470
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%	(1.31%)		(0.14%)
Without Sales Load [Member] | C000152123
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%	(0.21%)	0.88%
Without Sales Load [Member] | C000016427
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	(0.31%)		0.88%
Without Sales Load [Member] | C000075471
Average Annual Return [Line Items]
Average Annual Return, Percent	11.16%	(0.30%)		0.89%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.50%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%		1.84%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Average Annual Return, Percent	11.49%	0.08%		1.30%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Average Annual Return, Percent	11.49%	0.08%		1.30%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Average Annual Return, Percent	11.49%	0.08%	1.13%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Average Annual Return, Percent	11.49%	0.08%		1.30%
DWS Index: Bloomberg GNMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg GNMA Index
Average Annual Return, Percent	11.49%	0.08%		1.30%